Earnings per share	6 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
Note 17. Earnings per share
Basic earnings per share is computed by dividing net profit/(loss) after income tax by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by adjusting the profit or loss attributable to ordinary shareholders, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares.

For the three month period ended 31 December 2024, 143,124 shares were excluded in determining the diluted earnings per share as their effect is anti-dilutive. For the other periods presented, potential ordinary shares have not been included in the calculation diluted earnings per share because their effect is antidilutive.

As at 31 December 2024, the conversion option related to the convertible notes is not exercisable by the noteholders until on or after 31 March 2025. As such, the potential ordinary shares were not considered in the dilutive earnings per share calculation.

For the Three Months Ended 31 December 2024

	Three months ended	Three months ended
	31 Dec 2024	31 Dec 2023
	US$'000	US$'000

Profit/(loss) after income tax	18,878	(5,228)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	210,470,186	72,665,044

Weighted average number of ordinary shares used in calculating diluted earnings per share	221,031,697	72,665,044

	US$	US$
Basic earnings per share	0.09	(0.07)
Diluted earnings per share	0.09	(0.07)

For the Six Months Ended 31 December2024

	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023
	US$'000	US$'000

Loss after income tax	(32,825)	(10,527)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	199,866,316	70,074,566

Weighted average number of ordinary shares used in calculating diluted earnings per share	199,866,316	70,074,566

	US$	US$
Basic earnings per share	(0.16)	(0.15)
Diluted earnings per share	(0.16)	(0.15)